Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
U.S. Global Jets ETF | U.S. Global Jets ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.58%	33.13%	11.51%	(18.96%)	(5.05%)	(28.99%)	14.10%	(13.76%)	18.40%	13.15%
U.S. Global GO GOLD and Precious Metal Miners ETF | U.S. Global GO GOLD and Precious Metal Miners ETF Class
Prospectus [Line Items]
Annual Return [Percent]	126.97%	13.66%	10.67%	(11.67%)	(8.72%)	20.85%	53.37%	(10.45%)
U.S. Global Sea to Sky Cargo ETF | U.S. Global Sea to Sky Cargo ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.37%	2.13%	19.09%
U.S. Global Technology and Aerospace & Defense ETF | U.S. Global Technology and Aerospace & Defense ETF Class
Prospectus [Line Items]
Annual Return [Percent]	31.86%